Subsequent events (Details Textual) - USD ($)				12 Months Ended
	Feb. 07, 2018	Jan. 17, 2018	Jan. 05, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Net proceeds from sale of common stock and warrants				$ 8,754,882	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split		On January 17, 2018, the Board of Directors of the Company approved a one-for-twenty-five reverse stock split. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock split.
Common stock, shares authorized		50,000,000
Subsequent Event [Member] | February 2018 Public Offering [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	2,841,152
Shares issued, price per share	$ 3.25
Gross proceeds from sale of common stock and warrants	$ 12,000,000
Net proceeds from sale of common stock and warrants	$ 10,700,000
Sale of stock, description of transaction	Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right	0.5
Class of warrant or right, exercise price of warrants or rights	$ 3.25
Warrants exercisable period	5 years
Subsequent Event [Member] | Pre-funded Units [Member] | February 2018 Public Offering [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	851,155
Shares issued, price per share	$ 3.24
Subsequent Event [Member] | Pre-funded Warrants [Member] | February 2018 Public Offering [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.01
Subsequent Event [Member] | Life Technologies Corporation Supply Agreement [Member]
Subsequent Event [Line Items]
Agreement term			3 years
Annual minimum purchases per year			$ 100,000